Commitments (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Lease Payments	Minimum lease payments under these leases are approximately as follows:
2026	$11,474

Schedule of Consulting Agreement with Related Parties

The Company has the following management consulting agreements with related parties.

Company	Person	Role	Annual amount
T.M. Williams (ROW), Inc.	T. M. Williams	Chairman	$220,437
-	Jason Williams	CEO	$231,498
Bromley Accounting Services Ltd.	H. W. Bromley	CFO	$220,488
Farcast Operations Inc.	T. H. Williams	COO	CAD$314,800